SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2014 Advertising Expenses [Member] CNY	Sep. 30, 2013 Advertising Expenses [Member] CNY	Sep. 30, 2012 Advertising Expenses [Member] CNY	Sep. 30, 2014 Shipping HandlingAnd Transportation Cost [Member] CNY	Sep. 30, 2013 Shipping HandlingAnd Transportation Cost [Member] CNY	Sep. 30, 2012 Shipping HandlingAnd Transportation Cost [Member] CNY	Sep. 30, 2014 Leasehold Improvements [Member]	Sep. 30, 2014 Research and Development [Member] CNY	Sep. 30, 2013 Research and Development [Member] CNY	Sep. 30, 2014 Minimum [Member] Technology Rights [Member]	Sep. 30, 2014 Minimum [Member] Distribution Rights [Member]	Sep. 30, 2014 Minimum [Member] Plant and Building [Member]	Sep. 30, 2014 Minimum [Member] Machinery and Equipment [Member]	Sep. 30, 2014 Minimum [Member] Furniture and Office Equipment [Member]	Sep. 30, 2014 Minimum [Member] Vehicles [Member]	Sep. 30, 2014 Maximum [Member] Technology Rights [Member]	Sep. 30, 2014 Maximum [Member] Distribution Rights [Member]	Sep. 30, 2014 Maximum [Member] Plant and Building [Member]	Sep. 30, 2014 Maximum [Member] Machinery and Equipment [Member]	Sep. 30, 2014 Maximum [Member] Furniture and Office Equipment [Member]	Sep. 30, 2014 Maximum [Member] Vehicles [Member]
Foreign Currency Exchange Rate, Translation	6.1525	6.1525
Property, Plant and Equipment, Useful Life																20 years	10 years	5 years	5 years			40 years	15 years	8 years	10 years
Property, Plant and Equipment, Estimated Useful Lives											Shorter of the useful lives or the lease term
Finite-Lived Intangible Asset, Useful Life														3 years	6 years					20 years	14 years
Government Subsidies Recognized		2,764	4,759	3,846								7,607	16,105
Selling and marketing	9,597	58,972	55,375	56,437				9,561	13,313	11,446
Advertising Expense					15,918	8,666	9,102
Lease Term Description	lease term is at least 75% of the propertys estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.	lease term is at least 75% of the propertys estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
Net Income (Loss), Including Portion Attributable To Noncontrolling Interest	(1,650)	(10,140)	9,312	(2,785)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(13,921)	(85,639)	(146,109)	82,713
Retained Earnings (Accumulated Deficit)	(16,741)	(103,000)	(93,473)
Working Capital Deficit		79,660	67,436